Offsets	Sep. 03, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Silvercorp Metals Inc.
Form or Filing Type	F-10
File Number	333-249939
Initial Filing Date	Nov. 06, 2020
Fee Offset Claimed	$ 21,820.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000.00
Termination / Withdrawal Statement	The Registrant has terminated or completed any offerings that included the unsold securities under the 2020 Registration Statement. As the total filing fee required for this registration statement is $61,240, taking into consideration the available offset of $21,820 from the 2020 Registration Statement, the Registrant has accordingly transmitted $39,420 otherwise due for this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Silvercorp Metals Inc.
Form or Filing Type	F-10
File Number	333-249939
Filing Date	Nov. 06, 2020
Fee Paid with Fee Offset Source	$ 21,820.00
Offset Note	The Registrant previously paid $21,820 in registration fees with respect to the 2020 Registration Statement, of which $21,820 remained unutilized and therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act.